Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenues and Income from Operations for Reportable Segments

The table below presents revenues and income from operations for our reportable segments for the three months ended March 31, 2013 and 2012.

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012
Revenues
United States excluding All Points	$118,845	$119,761
All Points	4,653	4,509
Canada	18,312	2,408
Mexico	1,967	1,557
Australia	142	138

Total revenues	$143,919	$128,373

Segment Income (Loss) from Operations
United States excluding All Points	$7,044	$8,715
All Points	371	92
Canada	166	(219)
Mexico	396	351
Australia	(193)	(104)

Total segment income from operations	$7,784	$8,835

Reconciliation (1)
Total segment income from operations	$7,784	$8,835

Total income from operations	$7,784	$8,835

(1)	This table reconciles segment income from operations to total income from operations

The table below presents revenues and income from operations for our reportable segments for the years ended December 31, 2012 and 2011, the seven months ended December 31, 2010 and the five months ended May 28, 2010.

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010

Revenues
United States, excluding All Points	$517,135	$473,431	$258,391	$175,470
All Points	18,837	15,236	10,087	6,244
Canada	12,555	11,762	5,053	1,759
Mexico	6,268	5,832	3,149	2,243
Australia	670	265	—	—

Total revenues	$555,465	$506,526	$276,680	$185,716

Segment Income (Loss) from Operations
United States, excluding All Points	$42,908	$37,997	$16,025	$(9,288)
All Points	881	487	362	122
Canada	(3,050)	(727)	88	123
Mexico	787	942	269	270
Australia	(546)	(324)	—	—

Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)

Reconciliation (1)
Total segment income (loss) from operations	$40,980	$38,375	$16,744	$(8,773)
Elimination of intercompany profit (loss)	(12)	78	(59)	11

Total income (loss) from operations	$40,968	$38,453	$16,685	$(8,762)

(1)	This table reconciles segment income (loss) from operations to total income (loss) from operations.

Assets by Segment

Assets by segment as of March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Assets
United States excluding All Points	$920,456	$1,133,824
All Points	8,260	7,298
Canada	312,116	15,477
Mexico	19,569	17,816
Australia	1,643	1,378

Total Assets	$1,262,044	$1,175,793

Assets by segment as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Assets:
United States, excluding All Points	$1,133,824	$1,088,246
All Points	7,298	8,052
Canada	15,477	13,269
Mexico	17,816	17,097
Australia	1,378	1,187

Total Assets	$1,175,793	$1,127,851

	As of December 31, 2012	As of December 31, 2011
Cash & cash equivalents
United States	$63,347	$9,400
Canada	1,084	968
Mexico	1,066	1,560
Australia	51	99

Consolidated cash & cash equivalents	$65,548	$12,027

Summary of Revenue Based on Products for Company's Significant Product Categories

Following is revenue based on products for the Company’s significant product categories:

	Successor			Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	Seven Months Ended December 31, 2010	Five Months Ended May 28, 2010
Net sales
Keys	$86,943	$85,410	$48,897	$32,716
Engraving	48,979	41,734	17,038	12,242
Letters, numbers and signs	32,251	33,079	22,026	12,859
Fasteners	308,770	279,564	154,319	103,457
Threaded rod	33,326	31,135	17,360	12,471
Code cutter	2,851	3,312	1,844	1,377
Builders hardware	16,370	10,080	3,137	1,753
Other	25,975	22,212	12,059	8,841

Consolidated net sales	$555,465	$506,526	$276,680	$185,716